LOANS PAYABLE (Details Narrative) (USD $)	Nov. 30, 2011
FRESH START PRIVATE HOLDINGS, INC. [Member]
Loan received from third party	$ 23,580
TAP RESOURCES, INC [Member]
Loan received from third party	23,580
CDNMember | FRESH START PRIVATE HOLDINGS, INC. [Member]
Loan received from third party	$ 25,000